Financial instruments - additional information - Maturity of financial liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Carrying value	£ 46,490	£ 40,523
Contractual maturities	56,270	45,637
Core structural borrowings of shareholder-financed businesses
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Carrying value	7,664	6,280
Contractual maturities	15,993	11,056
Operational borrowings attributable to shareholder-financed businesses
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Carrying value	998	1,791
Contractual maturities	998	1,796
Borrowings attributable to with-profits businesses
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Carrying value	3,940	3,716
Contractual maturities	5,168	3,831
Obligations under funding, securities lending and sale and repurchase agreements
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Carrying value	6,989	5,662
Contractual maturities	6,989	5,662
Accruals, deferred income and other liabilities
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Carrying value	15,248	14,185
Contractual maturities	15,471	14,403
Net asset value attributable to unit holders of consolidated unit trusts and similar funds
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Carrying value	11,651	8,889
Contractual maturities	11,651	8,889
Expected to be settled within one year
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	31,322	27,147
Expected to be settled within one year | Core structural borrowings of shareholder-financed businesses
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	298	473
Expected to be settled within one year | Operational borrowings attributable to shareholder-financed businesses
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	839	1,130
Expected to be settled within one year | Borrowings attributable to with-profits businesses
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	701	905
Expected to be settled within one year | Obligations under funding, securities lending and sale and repurchase agreements
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	6,989	5,662
Expected to be settled within one year | Accruals, deferred income and other liabilities
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	10,844	10,088
Expected to be settled within one year | Net asset value attributable to unit holders of consolidated unit trusts and similar funds
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	11,651	8,889
1 to 5 years
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	3,566	2,772
1 to 5 years | Core structural borrowings of shareholder-financed businesses
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	1,759	784
1 to 5 years | Operational borrowings attributable to shareholder-financed businesses
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	91	597
1 to 5 years | Borrowings attributable to with-profits businesses
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	1,246	922
1 to 5 years | Accruals, deferred income and other liabilities
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	470	469
5 years to 10 years
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	2,384	1,519
5 years to 10 years | Core structural borrowings of shareholder-financed businesses
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	1,526	1,350
5 years to 10 years | Operational borrowings attributable to shareholder-financed businesses
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	68	69
5 years to 10 years | Borrowings attributable to with-profits businesses
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	719	32
5 years to 10 years | Accruals, deferred income and other liabilities
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	71	68
After 10 years to 15 years
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	2,207	1,503
After 10 years to 15 years | Core structural borrowings of shareholder-financed businesses
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	1,843	1,389
After 10 years to 15 years | Borrowings attributable to with-profits businesses
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	274	29
After 10 years to 15 years | Accruals, deferred income and other liabilities
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	90	85
After 15 years to 20 years
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	1,321	711
After 15 years to 20 years | Core structural borrowings of shareholder-financed businesses
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	1,070	576
After 15 years to 20 years | Borrowings attributable to with-profits businesses
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	142	29
After 15 years to 20 years | Accruals, deferred income and other liabilities
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	109	106
Over 20 years
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	9,011	5,454
Over 20 years | Core structural borrowings of shareholder-financed businesses
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	6,573	3,324
Over 20 years | Borrowings attributable to with-profits businesses
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	2,086	1,810
Over 20 years | Accruals, deferred income and other liabilities
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	352	320
No stated maturity
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	6,459	6,531
No stated maturity | Core structural borrowings of shareholder-financed businesses
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	2,924	3,160
No stated maturity | Borrowings attributable to with-profits businesses
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities		104
No stated maturity | Accruals, deferred income and other liabilities
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	£ 3,535	£ 3,267